CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CAPITAL RISK MANAGEMENT

14. CAPITAL RISK MANAGEMENT

The Company manages its capital to maintain its ability to continue as a going concern and to provide returns to shareholders and benefits to other stakeholders. The capital structure of the Company consists of cash and equity comprised of issued share capital, reserves, deficit and preferred shares.

The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share issues or by undertaking other activities as deemed appropriate under the specific circumstances.

The Company is dependent on the capital markets and the existing sales to customers as its source of operating capital and the Company’s capital resources are largely determined by the strength of the airline market and by the status of the Company’s projects in relation to these markets, and its ability to compete for investor support of its projects. The Company’s primary target market includes the Asian and Pacific Rim airlines. The Company is not subject to externally imposed capital requirements and the Company’s overall strategy with respect to capital risk management remains unchanged from the year ended 31 December 2010.